MERRILL LYNCH
                                                                   MICHIGAN
                                                                   MUNICIPAL
                                                                   BOND FUND

                               [GRAPHIC OMITTED]

                                                          STRATEGIC
                                                                   Performance

                                                                   Annual Report
                                                                   July 31, 1998

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

DEAR SHAREHOLDER

The Municipal Market Environment

During the six months ended July 31, 1998, long-term tax-exempt revenue bond yields were little changed. Throughout the period, the near absence of inflationary pressures continued to support low interest rates. However, consistently strong domestic economic growth has caused some investors to fear that the Federal Reserve Board will be forced eventually to raise short-term interest rates. Such action would be taken to ensure that the US economy's present rate of growth would decelerate before any inflationary pressures could develop. These concerns pushed bond yields modestly higher by late April.

However, the weakening financial conditions in many Asian countries subsequently calmed investor fears of Federal Reserve Board intervention, and fixed-income prices again moved higher. Long-term uninsured municipal bond yields, as measured by the Bond Buyer Revenue Bond Index, rose less than 5 basis points (0.05%) to end the July quarter at 5.36%. As in late 1997 and early 1998, US Treasury bond yields benefited from a "flight to quality" as foreign investors were drawn to the relative safe haven of US Government securities. Long-term US Treasury bond yields declined approximately 10 basis points to end the July quarter at 5.71%.

Thus far in 1998, the municipal bond market has experienced unexpectedly strong supply pressures. These supply pressures have prevented tax-exempt bond yields from declining as much as US Treasury bond yields. During the first six months of 1998, more than $153 billion in new tax-exempt bonds were underwritten, an increase of almost 50% compared to the same period a year ago. During the quarter ended July 31, 1998, municipalities issued over $75 billion in new securities, an increase of more than 35% compared to the same three-month period in 1997. Additionally, corporate issuers have also viewed current interest rate levels as an opportunity to issue significant amounts of taxable securities. Thus far in 1998, over $500 billion in investment-grade corporate bonds have been underwritten, an increase of more than 70% compared to the same period a year ago. This sizeable corporate bond issuance has tended to both support generally higher fixed-income yields and reduce the demand for tax-exempt bonds.

However, the recent pace of new municipal bond issuance is unlikely to be maintained. Continued increases in bond issuance will require lower and lower tax-exempt bond yields to generate the economic savings necessary for additional municipal bond refinancings. Preliminary estimates for 1998 total municipal bond issuance are in the $200 billion-$225 billion range. These estimates suggest that recent supply pressures are likely to abate later in the year. Earlier this year, municipal bond investors received approximately $30 billion in coupon payments, bond maturities and proceeds from early redemptions. The demand generated by these assets has helped to offset the increase in supply seen thus far in 1998.

The continued impact of the Asian financial crisis on the US domestic economy's future growth remains unclear. Current Asian economic conditions continue to reflect ongoing weakness. Recent trade data indicated that reduced US exports to these countries may have lowered US economic growth by as much as 2% in the first quarter of 1998. Since further trade deterioration is possible in the coming months, we do not believe that the Federal Reserve Board will be willing to raise interest rates, barring a dramatic and unexpected resurgence of domestic inflation.

These factors suggest that over the near term, interest rates are unlikely to rise by any appreciable amount. Recent supply pressures have caused municipal bond yield ratios to rise relative to US Treasury bond yields. At July 31, 1998, long-term tax-exempt bond yields were at attractive yield ratios relative to US Treasury securities of comparable maturities (over 90%), well in excess of their expected range of 85%-88%. Tax-exempt bond yield ratios rarely exceeded 90% in the 1980s and 1990s. Previous instances have usually been associated with poten-tial changes in Federal tax code that would have adversely affected the tax-favored status of municipal bonds. The present situation has developed largely because of a temporary supply imbalance. These imbalances should soon be corrected as tax-exempt bond issuance slows from its current rapid pace later this year. Any further pressure on the municipal market may well represent a very attractive investment opportunity.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

Portfolio Strategy

During the six-month period ended July 31, 1998, our investment outlook for Merrill Lynch Michigan Municipal Bond Fund was basically constructive. We believed that the strong economic growth seen in late 1997 and thus far in 1998 would be offset by a combination of the extremely positive inflationary environment and deteriorating Asian economic conditions. Consequently, as 1998 progressed, we expected tax-exempt bond yields to trade in a relatively narrow range, with a bias toward lower bond yields. We also maintained a fully invested position in order to seek to enhance shareholder income and participate fully in the anticipated market improvement.

However, we underestimated new-issue volume thus far in 1998. During the six-month period ended July 31, 1998, Michigan municipalities issued over $5.9 billion in securities, representing an increase of more than 70% compared to the same six-month period a year ago. This resulted in some underperformance by Michigan tax-exempt securities in recent months, since current bond supply temporarily exceeded investor demand. Because of this technical imbalance, Michigan tax-exempt securities became extremely attractive relative to US Treasury bond yields.

Looking ahead, we expect little change in the Fund's existing structure. Current economic fundamentals and a strong domestic economy offset by equally favorable inflationary pressures suggest that interest rates should trade in a narrow range. Should economic weakness in Asia reverse in the coming months and no longer constrain US economic growth, we will look to adopt a more defensive position for the Fund. Consequently, we expect the Fund to remain fully invested in order to generate an attractive level of shareholder income.

Fiscal Year in Review

During the fiscal year ended July 31, 1998, yields within the municipal bond market generally declined, although there was considerable monthly volatility. This volatility was largely the result of an increase in new bond issuance compared to the same period a year ago. During the fiscal year ended July 31, 1998, more than $275 billion in long-term, tax-exempt securities were issued, an increase of over 40% compared to the same period a year ago. Michigan municipalities issued more than $9.3 billion in new securities, representing an increase of almost 90% for the same period. At times during the period, such increases in supply outweighed investor demand, allowing yields to rise temporarily.

During the fiscal year, we generally maintained a constructive approach toward the municipal bond market. The Fund was fully invested in long-term Michigan tax-exempt issues throughout the 12-month period. However, the majority of these issues were chosen more for income rather than capital appreciation potential. These strategies produced total returns of +4.84%, +4.31%, +4.20% and +4.74% for the Fund's Class A, Class B, Class C and Class D Shares, respectively, for the year ended July 31, 1998. This compares to the Lipper Analytical Services, Inc. average total return of +5.25% for similar Michigan tax-exempt funds during the same 12-month period.

In Conclusion

We appreciate your ongoing interest in Merrill Lynch Michigan Municipal Bond Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Fred K. Stuebe

Fred K. Stuebe
Vice President and Portfolio Manager

September 8, 1998

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.35% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.10% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results*
=================================================================================================================
                                                                                                    Standardized
                                                         12 Month       3 Month    Since Inception  30-Day Yield
                                                       Total Return  Total Return   Total Return    As of 7/31/98
-----------------------------------------------------------------------------------------------------------------
ML Michigan Municipal Bond Fund Class A Shares            +4.84%        +2.30%         +38.32%         3.98%
-----------------------------------------------------------------------------------------------------------------
ML Michigan Municipal Bond Fund Class B Shares            +4.31         +2.17          +34.50          3.64
-----------------------------------------------------------------------------------------------------------------
ML Michigan Municipal Bond Fund Class C Shares            +4.20         +2.04          +30.01          3.54
-----------------------------------------------------------------------------------------------------------------
ML Michigan Municipal Bond Fund Class D Shares            +4.74         +2.18          +32.59          3.89
-----------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception dates are Class A and Class B Shares, 1/29/93 and Class C and Class D Shares, 10/21/94.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

PERFORMANCE DATA (concluded)


Merrill Lynch Michigan Municipal Bond Fund

Total Return Based on a $10,000 Investment--Class A Shares and Class B Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class B Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                                      1/29/93**       7/98

ML Michigan Municipal Bond Fund+--Class A Shares*      $9,600        $13,277
ML Michigan Municipal Bond Fund+--Class B Shares*      $10,000       $13,450
Lehman Brothers Municipal Bond Index++                 $10,000       $14,513

Total Return Based on a $10,000 Investment--Class C Shares and Class D Shares

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Beginning and ending values are:

                                                       10/21/94**      7/98

ML Michigan Municipal Bond Fund+--Class C Shares*       $10,000      $13,001
ML Michigan Municipal Bond Fund+--Class D Shares*       $9,600       $12,729
Lehman Brothers Municipal Bond Index++                  $10,000      $13,837

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ ML Michigan Municipal Bond Fund invests primarily in long-term investment-grade obligations issued by or on behalf of the state of Michigan, its political subdivisions, agencies and instrumentalities and obligations of other qualifying issuers.
++ This unmanaged Index consists of long-term revenue bonds, prerefunded bonds, general obligation bonds and insured bonds. The starting date for the Index in the Class C & Class D Shares graph is 10/31/94. Past performance is not predictive of future performance.

Average Annual Total Return

                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
Year Ended 6/30/98                                   +7.44%           +3.14%
--------------------------------------------------------------------------------
Five Years Ended 6/30/98                             +5.46            +4.60
--------------------------------------------------------------------------------
Inception (1/29/93)
through 6/30/98                                      +6.13            +5.33
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

                                                    % Return         % Return
                                                  Without CDSC      With CDSC**
================================================================================
Class B Shares*
================================================================================
Year Ended 6/30/98                                   +6.90%           +2.90%
--------------------------------------------------------------------------------
Five Years Ended 6/30/98                             +4.92            +4.92
--------------------------------------------------------------------------------
Inception (1/29/93)
through 6/30/98                                      +5.59            +5.59
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                                    % Return         % Return
                                                  Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
Year Ended 6/30/98                                   +6.79%           +5.79%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/98                                      +7.35            +7.35
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                               % Return Without   % Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class D Shares*
================================================================================
Year Ended 6/30/98                                   +7.34%           +3.04%
--------------------------------------------------------------------------------
Inception (10/21/94)
through 6/30/98                                      +7.88            +6.69
--------------------------------------------------------------------------------
*     Maximum sales charge is 4%.
**    Assuming maximum sales charge.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

SCHEDULE OF INVESTMENTS                                           (in Thousands)

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                     (Note 1a)
=================================================================================================================================
Michigan--95.0%
=================================================================================================================================
AA+      Aa2      $1,000   Breitung Township, Michigan, School District, Refunding, UT, 6.30% due 5/01/2019              $  1,078
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,500   Brighton, Michigan, Area School District Refunding Bonds, UT, Series II, 4.90%**
                           due 5/01/2015 (d)                                                                                1,065
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   Byron Center, Michigan, Public Schools, Refunding, UT, 5% due 5/01/2024 (g)                        970
---------------------------------------------------------------------------------------------------------------------------------
                           Detroit, Michigan, Water Supply System Revenue Bonds:
AAA      Aaa       2,900     INFLOS, 8.968% due 7/01/2022 (c)(f)                                                            3,418
AAA      Aaa       1,500     Series A, 5% due 7/01/2027 (b)                                                                 1,449
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,325   Ferris State University, Michigan, General Revenue Refunding Bonds, 5% due 10/01/2028 (d)        3,204
---------------------------------------------------------------------------------------------------------------------------------
                           Grand Ledge, Michigan, Public Schools District, UT (b):
AAA      Aaa       2,500     6.60% due 5/01/2004 (e)                                                                        2,837
AAA      Aaa       1,500     Refunding, 5.375% due 5/01/2024                                                                1,526
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   Grand Rapids, Michigan, San Sewer System, Revenue Refunding and Improvement Bonds,
                           Series A, 4.75% due 1/01/2028 (c)                                                                  935
---------------------------------------------------------------------------------------------------------------------------------
A1+      VMIG1+    1,900   Grand Rapids, Michigan, Water Supply System, Revenue Refunding Bonds, VRDN,
                           3.40% due 1/01/2020 (a)(c)                                                                       1,900
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       3,000   Grand Traverse County, Michigan, Hospital Finance Authority, Hospital Revenue Refunding
                           Bonds (Munson Healthcare), Series A, 6.25% due 7/01/2022 (d)                                     3,240
---------------------------------------------------------------------------------------------------------------------------------
AA+      Aa2       4,000   Haslett, Michigan, Public School District, Refunding, UT, 6.625% due 5/01/2019                   4,363
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue Refunding
                           and Improvement Bonds (Bronson Methodist), Series A, 6.375% due 5/15/2003 (b)(e)                 2,221
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,500   Kent County, Michigan, Airport Facilities Revenue Bonds (Kent County International
                           Airport), AMT, 5% due 1/01/2028 (b)                                                              1,431
---------------------------------------------------------------------------------------------------------------------------------
A1       VMIG1+      300   Michigan Higher Education Student Loan Authority Revenue Bonds, VRDN, AMT,
                           Series XII-D, 3.50% due 10/01/2015 (a)(d)                                                          300
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   Michigan Municipal Bond Authority Revenue Bonds (Local Government Loan Program--
                           Marquette Building), Series D, 6.75% due 5/01/2021 (d)                                           1,082
---------------------------------------------------------------------------------------------------------------------------------
AA+      Aa1       1,000   Michigan Municipal Bond Authority Revenue Bonds (State Revolving Fund), Series A,
                           6.55% due 10/01/2002 (e)                                                                         1,109
---------------------------------------------------------------------------------------------------------------------------------
AA-      NR*       2,000   Michigan State, HDA, Rental Housing Revenue Refunding Bonds, Series A,
                           6.60% due 4/01/2012                                                                              2,159
---------------------------------------------------------------------------------------------------------------------------------
                           Michigan State, HDA, S/F Mortgage Revenue Bonds:
AA+      NR*          60     AMT, Series B, 7.05% due 6/01/2026                                                                65
AA+      NR*       2,885     Refunding, AMT, Series D, 6.85% due 6/01/2026                                                  3,090
AA+      NR*       2,150     Series A, 6.50% due 12/01/2017                                                                 2,285
AA+      NR*       2,040     Series B, 6.95% due 12/01/2020                                                                 2,154
---------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS

To simplify the listings of Merrill Lynch Michigan Municipal Bond Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT        Alternative Minimum Tax (subject to)
HDA        Housing Development Authority
INFLOS     Inverse Floating Rate Municipal Bonds
PCR        Pollution Control Revenue Bonds
S/F        Single-Family
UT         Unlimited Tax
VRDN       Variable Rate Demand Notes

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

SCHEDULE OF INVESTMENTS (continued)                               (in Thousands)

S&P      Moody's   Face                                                                                                    Value
Ratings  Ratings  Amount                                       Issue                                                     (Note 1a)
=================================================================================================================================
Michigan (concluded)
=================================================================================================================================
                           Michigan State Hospital Finance Authority Revenue Bonds:
A        A2       $3,500     Refunding (Detroit Medical Center Obligation Group), Series A, 6.50% due 8/15/2018          $  3,810
NR*      A1        2,000     Refunding (McLaren Health Care Corp.), Series A, 5% due 6/01/2028                              1,889
AA-      Aa3       1,330     Refunding (Mercy Health Services), Series S, 5.50% due 8/15/2020                               1,367
AAA      Aaa       3,000     (Saint John Hospital and Medical Center), Series A, 5.25% due 5/15/2026 (d)                    2,974
---------------------------------------------------------------------------------------------------------------------------------
                           Michigan State Strategic Fund, Limited Obligation Revenue Bonds:
A1+      P1          500     Refunding (Detroit Edison Co.), VRDN, Series CC, Reserve 1, 3.55% due 9/01/2030 (a)              500
AAA      Aaa       2,000     Refunding (Detroit Edison Co. Plantation Project), 6.875% due 12/01/2021 (c)                   2,179
A        A1        1,250     Refunding (Ford Motor Co. Project), Series A, 7.10% due 2/01/2006                              1,456
BBB+     Baa1      1,000     (Waste Management Inc. Project), AMT, 6.625% due 12/01/2012                                    1,083
---------------------------------------------------------------------------------------------------------------------------------
NR*      VMIG1+      100   Michigan State Strategic Fund, Solid Waste Disposal Revenue Bonds
                           (Grayling Generating Project), VRDN, AMT, 3.55% due 1/01/2014 (a)                                  100
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,500   Michigan State Trunk Line Refunding Bonds, Series A, 5% due 11/01/2026 (b)                       2,419
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,435   Michigan State University, General Revenue Bonds, Series A, 5% due 2/15/2026 (d)                 2,361
---------------------------------------------------------------------------------------------------------------------------------
                           Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                           (William Beaumont Hospital), VRDN (a):
A1+      VMIG1+      200     Series J, 3.65% due 1/01/2027                                                                    200
A1+      VMIG1+      200     Series L, 3.65% due 1/01/2003                                                                    200
---------------------------------------------------------------------------------------------------------------------------------
AA-      Aa3       1,785   Royal Oak, Michigan, Hospital Finance Authority, Revenue Refunding Bonds
                           (Beaumont Properties, Inc.), Series E, 6.625% due 1/01/2019                                      1,933
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       1,000   Saint Clair County, Michigan, Economic Development Corp., PCR, Refunding
                           (Detroit Edison), Collateral Series AA, 6.40% due 8/01/2024 (d)                                  1,120
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,300   Three Rivers, Michigan, Community Schools Building and Site, UT, 6% due 5/01/2006 (b)(e)         2,565
---------------------------------------------------------------------------------------------------------------------------------
A1+      VMIG1+      700   University of Michigan, University Hospital Revenue Refunding Bonds, VRDN,
                           Series A, 3.65% due 12/01/2019 (a)                                                                 700
---------------------------------------------------------------------------------------------------------------------------------
A1+      VMIG1+      800   University of Michigan, University Revenue Bonds (Medical Service Plan), VRDN,
                           Series A, 3.65% due 12/01/2027 (a)                                                                 800
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,500   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan
                           Wayne County), AMT, Series A, 5.375% due 12/01/2017 (b)                                          2,532
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Western Michigan University, General Revenue Bonds, 6.125% due 11/15/2002 (c)(e)                 2,191
---------------------------------------------------------------------------------------------------------------------------------
AAA      Aaa       2,000   Ypsilanti, Michigan, School District Refunding Bonds, UT, 5.375% due 5/01/2026 (c)               2,034

=================================================================================================================================
Puerto Rico--4.0%
=================================================================================================================================
AAA      Aaa       3,000   Puerto Rico Insured Trust Receipts, Series 14, 7.12% due 7/01/2027 (b)                           3,154
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$75,087)--99.0%                                                                                   79,448
Other Assets Less Liabilities--1.0%                                                                                           840
                                                                                                                         --------
Net Assets--100.0%                                                                                                       $ 80,288
                                                                                                                         ========
---------------------------------------------------------------------------------------------------------------------------------

      (a)   The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1998.
      (b)   MBIA Insured.
      (c)   FGIC Insured.
      (d)   AMBAC Insured.
      (e)   Prerefunded.
      (f)   The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 1998.
      (g)   FSA Insured.
      *     Not Rated.
      **    Represents a zero coupon bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
      +     Highest short-term rating by Moody's Investors Service, Inc.
      Ratings of issues shown have not been audited by Deloitte & Touche LLP.

            See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of July 31, 1998
===============================================================================================================================
Assets:              Investments, at value (identified cost--$75,087,499) (Note 1a) ...............                $ 79,447,703
                     Cash .........................................................................                      79,688
                     Receivables:
                       Interest ...................................................................  $   973,481
                       Beneficial interest sold ...................................................      156,146      1,129,627
                                                                                                     ------------
                     Prepaid expenses and other assets ............................................                       1,293
                                                                                                                   ------------
                     Total assets .................................................................                  80,658,311
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:         Payables:
                       Beneficial interest redeemed ...............................................      196,504
                       Dividends to shareholders (Note 1f) ........................................       56,546
                       Investment adviser (Note 2) ................................................       40,071
                       Distributor (Note 2) .......................................................       29,964        323,085
                                                                                                     ------------
                     Accrued expenses and other liabilities .......................................                      47,394
                                                                                                                   ------------
                     Total liabilities ............................................................                     370,479
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Net assets ...................................................................                $ 80,287,832
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------
Net Assets           Class A Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:          shares authorized ............................................................                $    113,910
                     Class B Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ............................................................                     599,665
                     Class C Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ............................................................                      27,145
                     Class D Shares of beneficial interest, $.10 par value, unlimited number of
                     shares authorized ............................................................                      36,883
                     Paid-in capital in excess of par .............................................                  78,439,842
                     Accumulated realized capital losses on investments--net (Note 5) .............                  (3,289,817)
                     Unrealized appreciation on investments--net ..................................                   4,360,204
                                                                                                                   ------------
                     Net assets ...................................................................                 $ 80,287,832
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:     Class A--Based on net assets of $11,761,790 and 1,139,099 shares
                     of beneficial interest outstanding ...........................................                 $     10.33
                                                                                                                   ============
                     Class B--Based on net assets of $61,917,639 and 5,996,653 shares
                     of beneficial interest outstanding ...........................................                 $     10.33
                                                                                                                   ============
                     Class C--Based on net assets of $2,802,509 and 271,453 shares
                     of beneficial interest outstanding ...........................................                 $     10.32
                                                                                                                   ============
                     Class D--Based on net assets of $3,805,894 and 368,825 shares
                     of beneficial interest outstanding ...........................................                 $     10.32
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

Statement of Operations
===============================================================================================================================
                                                                                                             For the Year Ended
                                                                                                                  July 31, 1998
-------------------------------------------------------------------------------------------------------------------------------
Investment Income    Interest and amortization of premium and discount earned .....................                $  4,563,281
(Note 1d):
-------------------------------------------------------------------------------------------------------------------------------
Expenses:            Investment advisory fees (Note 2) ............................................  $    447,347
                     Account maintenance and distribution fees--Class B (Note 2) ..................       318,171
                     Professional fees ............................................................        57,548
                     Accounting services (Note 2) .................................................        53,884
                     Printing and shareholder reports .............................................        46,196
                     Transfer agent fees--Class B (Note 2) ........................................        34,039
                     Account maintenance and distribution fees--Class C (Note 2) ..................        10,880
                     Registration fees ............................................................         8,850
                     Pricing fees .................................................................         6,558
                     Custodian fees ...............................................................         6,188
                     Transfer agent fees--Class A (Note 2) ........................................         5,428
                     Amortization of organization expenses (Note 1e) ..............................         4,906
                     Trustees' fees and expenses ..................................................         4,579
                     Account maintenance fees--Class D (Note 2) ...................................         3,555
                     Transfer agent fees--Class D (Note 2) ........................................         1,582
                     Transfer agent fees--Class C (Note 2) ........................................         1,057
                     Other ........................................................................         3,337
                                                                                                     ------------
                     Total expenses before reimbursement ..........................................     1,014,105
                     Reimbursement of expenses (Note 2) ...........................................       (26,354)
                                                                                                     ------------
                     Total expenses after reimbursement ...........................................                     987,751
                                                                                                                   ------------
                     Investment income--net .......................................................                   3,575,530
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Realized &           Realized gain on investments--net ............................................                     654,487
Unrealized           Change in unrealized appreciation on investments--net ........................                    (746,032)
Gain (Loss) on                                                                                                     ------------
Investments--Net     Net Increase in Net Assets Resulting from Operations .........................                $  3,483,985
(Notes 1b, 1d & 3):                                                                                                ============
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

Statements of Changes in Net Assets
===============================================================================================================================
                                                                                                            For the Year
                                                                                                           Ended July 31,
                                                                                                     --------------------------
Increase (Decrease) in Net Assets:                                                                       1998          1997
-------------------------------------------------------------------------------------------------------------------------------
Operations:          Investment income--net .......................................................  $  3,575,530  $  4,001,677
                     Realized gain on investments--net ............................................       654,487       333,178
                     Change in unrealized appreciation on investments--net ........................      (746,032)    3,032,220
                                                                                                     ------------  ------------
                     Net increase in net assets resulting from operations .........................     3,483,985     7,367,075
                                                                                                     ------------  ------------
-------------------------------------------------------------------------------------------------------------------------------
Dividends to         Investment income--net:
Shareholders           Class A ....................................................................      (592,425)     (601,588)
(Note 1f):             Class B ....................................................................    (2,738,487)   (3,179,093)
                       Class C ....................................................................       (75,788)      (76,539)
                       Class D ....................................................................      (168,830)     (144,457)
                                                                                                     ------------  ------------
                     Net decrease in net assets resulting from dividends to shareholders ..........    (3,575,530)  (4,001,677)
                                                                                                     ------------  ------------
-------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest  Net decrease in net assets derived from beneficial interest
Transactions         transactions .................................................................    (1,440,463)   (4,496,313)
(Note 4):                                                                                            ------------  ------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:          Total decrease in net assets .................................................    (1,532,008)   (1,130,915)
                     Beginning of year ............................................................    81,819,840    82,950,755
                                                                                                     ------------  ------------
                     End of year ..................................................................  $ 80,287,832  $ 81,819,840
                                                                                                     ============  ============
-------------------------------------------------------------------------------------------------------------------------------

                     See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

Financial Highlights
==========================================================================================================================
                                                                                        Class A
The following per share data and ratios have been derived    -------------------------------------------------------------
from information provided in the financial statements.                         For the Year Ended July 31,
                                                             -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         1998         1997        1996          1995         1994
--------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ...  $   10.34    $    9.92    $    9.85    $    9.84    $   10.29
Operating                                                    ---------    ---------    ---------    ---------    ---------
Performance:         Investment income--net ...............        .50          .52          .54          .53          .53
                     Realized and unrealized gain (loss) on
                     investments--net .....................       (.01)         .42          .07          .01         (.40)
                                                             ---------    ---------    ---------    ---------    ---------
                     Total from investment operations .....        .49          .94          .61          .54          .13
                                                             ---------    ---------    ---------    ---------    ---------
                     Less dividends and distributions:
                       Investment income--net .............       (.50)        (.52)        (.54)        (.53)        (.53)
                       In excess of realized gain on
                       investments--net ...................         --           --           --           --         (.05)
                                                             ---------    ---------    ---------    ---------    ---------
                     Total dividends and distributions ....       (.50)        (.52)        (.54)        (.53)        (.58)
                                                             ---------    ---------    ---------    ---------    ---------
                     Net asset value, end of year .........  $   10.33    $   10.34    $    9.92    $    9.85    $    9.84
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ...       4.84%        9.79%        6.25%        5.79%        1.22%
Return:*                                                     =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement .......        .80%         .57%         .49%         .50%         .31%
Net Assets:                                                  =========    =========    =========    =========    =========
                     Expenses .............................        .83%         .80%         .82%         .88%        1.00%
                                                             =========    =========    =========    =========    =========
                     Investment income--net ...............       4.81%        5.21%        5.35%        5.57%        5.18%
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands)  $  11,762    $  11,841    $  11,468    $  11,838    $  15,064
Data:                                                        =========    =========    =========    =========    =========
                     Portfolio turnover ...................     65.39%       35.09%        69.34%      123.61%       71.70%
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------

            *     Total investment returns exclude the effects of sales loads.

                  See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

Financial Highlights (continued)
==========================================================================================================================
                                                                                        Class B
The following per share data and ratios have been derived    -------------------------------------------------------------
from information provided in the financial statements.                         For the Year Ended July 31,
                                                             -------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                         1998         1997        1996          1995         1994
--------------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of year ...  $   10.34    $    9.92    $    9.85    $    9.84    $   10.29
Operating                                                    ---------    ---------    ---------    ---------    ---------
Performance:         Investment income--net ...............        .45          .47          .49          .49          .48
                     Realized and unrealized gain (loss) on
                     investments--net .....................       (.01)         .42          .07          .01         (.40)
                                                             ---------    ---------    ---------    ---------    ---------
                     Total from investment operations .....        .44          .89          .56          .50          .08
                                                             ---------    ---------    ---------    ---------    ---------
                     Less dividends and distributions:
                       Investment income--net .............       (.45)        (.47)        (.49)        (.49)        (.48)
                       In excess of realized gain on
                       investments--net ...................         --           --           --           --         (.05)
                                                             ---------    ---------    ---------    ---------    ---------
                     Total dividends and distributions ....       (.45)        (.47)        (.49)        (.49)        (.53)
                                                             ---------    ---------    ---------    ---------    ---------
                     Net asset value, end of year .........  $   10.33    $   10.34    $    9.92    $    9.85    $    9.84
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ...       4.31%        9.23%        5.70%        5.25%         .71%
Return:*                                                     =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement .......       1.31%        1.08%        1.00%        1.02%         .81%
Net Assets:                                                  =========    =========    =========    =========    =========
                     Expenses .............................       1.34%        1.31%        1.33%        1.40%        1.51%
                                                             =========    =========    =========    =========    =========
                     Investment income--net ...............       4.30%        4.70%        4.84%        5.05%        4.68%
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of year (in thousands)  $  61,918    $  65,166    $  67,770    $  60,699    $  59,049
Data:                                                        =========    =========    =========    =========    =========
                     Portfolio turnover ...................      65.39%       35.09%       69.34%      123.61%       71.70%
                                                             =========    =========    =========    =========    =========
--------------------------------------------------------------------------------------------------------------------------

      *     Total investment returns exclude the effects of sales loads.

            See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

Financial Highlights (continued)
=====================================================================================================================
                                                                                          Class C
                                                                     ------------------------------------------------
                                                                                                             For the
                                                                                                              Period
The following per share data and ratios have been derived                 For the Year Ended July 31,        Oct. 21,
from information provided in the financial statements.                                                       1994+ to
                                                                     -----------------------------------     July 31,
Increase (Decrease) in Net Asset Value:                                 1998         1997         1996         1995
---------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .........  $   10.33    $    9.92    $    9.85    $    9.44
Operating                                                    ---------    ---------    ---------    ---------    ---------
Performance:         Investment income--net .......................        .43          .46          .48          .37
                     Realized and unrealized gain (loss) on
                     investments--net .............................       (.01)         .41          .07          .41
                                                                     ---------    ---------    ---------    ---------
                     Total from investment operations .............        .42          .87          .55          .78
                                                                     ---------    ---------    ---------    ---------
                     Less dividends from investment income--net ...       (.43)        (.46)        (.48)        (.37)
                                                                     ---------    ---------    ---------    ---------
                     Net asset value, end of period ...............  $   10.32    $   10.33    $    9.92    $    9.85
                                                                     =========    =========    =========    =========
---------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share ...........       4.20%        9.01%        5.59%        8.39%++
Return:**                                                            =========    =========    =========    =========
---------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement ...............       1.42%        1.18%        1.11%        1.16%*
Net Assets:                                                          =========    =========    =========    =========
                     Expenses .....................................       1.45%        1.41%        1.43%        1.51%*
                                                                     =========    =========    =========    =========
                     Investment income--net .......................       4.18%        4.60%        4.73%        4.91%*
                                                                     =========    =========    =========    =========
---------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) .....  $   2,802    $   1,319    $   1,871    $     839
Data:                                                                =========    =========    =========    =========
                     Portfolio turnover ...........................      65.39%       35.09%       69.34%      123.61%
                                                                     =========    =========    =========    =========
---------------------------------------------------------------------------------------------------------------------

                *   Annualized.
               **   Total investment returns exclude the effects of sales loads.
                +   Commencement of operations.
               ++   Aggregate total investment return.

                    See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
===================================================================================================================
                                                                                        Class D
                                                                   ------------------------------------------------
                                                                                                           For the
                                                                                                            Period
The following per share data and ratios have been derived               For the Year Ended July 31,        Oct. 21,
from information provided in the financial statements.                                                     1994+ to
                                                                   -----------------------------------     July 31,
Increase (Decrease) in Net Asset Value:                               1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------
Per Share            Net asset value, beginning of period .......  $   10.33    $    9.91    $    9.85    $    9.44
Operating                                                          ---------    ---------    ---------    ---------
Performance:         Investment income--net .....................        .49          .51          .53          .41
                     Realized and unrealized gain (loss)
                     on investments--net ........................       (.01)         .42          .06          .41
                                                                   ---------    ---------    ---------    ---------
                     Total from investment operations ...........        .48          .93          .59          .82
                                                                   ---------    ---------    ---------    ---------
                     Less dividends from investment income--net .       (.49)        (.51)        (.53)        (.41)
                                                                   ---------    ---------    ---------    ---------
                     Net asset value, end of period .............  $   10.32    $   10.33    $    9.91    $    9.85
                                                                   =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------
Total Investment     Based on net asset value per share .........       4.74%        9.69%        6.04%        8.84%++
Return:**                                                          =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------
Ratios to Average    Expenses, net of reimbursement .............        .90%         .68%         .59%         .63%*
Net Assets:                                                        =========    =========    =========    =========
                     Expenses ...................................        .93%         .90%         .91%         .98%*
                                                                   =========    =========    =========    =========
                     Investment income--net .....................       4.71%        5.11%        5.24%        5.46%*
                                                                   =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ...  $   3,806    $   3,494    $   1,842    $   1,045
Data:                                                              =========    =========    =========    =========
                     Portfolio turnover .........................      65.39%       35.09%       69.34%      123.61%
                                                                   =========    =========    =========    =========
-------------------------------------------------------------------------------------------------------------------

                *   Annualized.
               **   Total investment returns exclude the effects of sales loads.
                +   Commencement of operations.
               ++   Aggregate total investment return.

                    See Notes to Financial Statements.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Michigan Municipal Bond Fund (the "Fund") is part of Merrill Lynch Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Municipal bonds and other portfolio securities in which the Fund invests are traded primarily in the over-the-counter municipal bond and money markets and are valued at the last available bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make markets in the securities. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their settlement prices as of the close of such exchanges. Short-term investments with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by a pricing service retained by the Trust, which may utilize a matrix system for valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recognized on the accrual basis. Discounts and market premiums are amortized into interest income. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is a limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.55% of the Fund's average daily net assets not exceeding $500 million; 0.525% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.50% of average daily net assets in excess of $1 billion. For the year ended July 31, 1998, FAM earned fees of $447,347, of which $26,354 was voluntarily waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                 Account          Distribution
                                             Maintenance Fee          Fee
--------------------------------------------------------------------------------
Class B .................................         0.25%               0.25%
Class C .................................         0.25%               0.35%
Class D .................................         0.10%                 --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended July 31, 1998, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                                MLFD                MLPF&S
--------------------------------------------------------------------------------
Class A .................................      $  196              $ 2,413
Class D .................................      $1,035              $11,334
--------------------------------------------------------------------------------

For the year ended July 31, 1998, MLPF&S received contingent deferred sales charges of $79,129 and $165 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 1998 were $50,082,698 and $51,502,238, respectively.

Net realized gains (losses) for the year ended July 31, 1998 and net unrealized gains as of July 31, 1998 were as follows:

--------------------------------------------------------------------------------
                                                Realized          Unrealized
                                              Gains (Losses)         Gains
--------------------------------------------------------------------------------
Long-term investments ...................       $ 928,297          $4,360,204
Financial futures contracts .............        (273,810)                 --
                                                ---------          ----------
Total ...................................       $ 654,487          $4,360,204
                                                =========          ==========
--------------------------------------------------------------------------------

As of July 31, 1998, net unrealized appreciation for Federal income tax purposes aggregated $4,332,384, of which $4,415,535 is related to appreciated securities and $83,151 related to depreciated securities. The aggregate cost of investments at July 31, 1998 for Federal income tax purposes was $75,115,319.

Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Concluded)

4. Beneficial Interest Transactions:

Net decrease in net assets derived from beneficial interest transactions was $1,440,463 and $4,496,313 for the years ended July 31, 1998 and July 31, 1997, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 1998                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold .............................           241,289       $   2,488,207
Shares issued to shareholders
in reinvestment of dividends ............            29,942             308,701
                                                 ----------       -------------
Total issued ............................           271,231           2,796,908
Shares redeemed .........................          (277,717)         (2,866,081)
                                                 ----------       -------------
Net decrease ............................            (6,486)      $     (69,173)
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Year                                           Dollar
Ended July 31, 1997                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold .............................           483,321       $   4,874,526
Shares issued to shareholders
in reinvestment of dividends ............            25,021             251,502
                                                 ----------       -------------
Total issued ............................           508,342           5,126,028
Shares redeemed .........................          (519,261)         (5,217,145)
                                                 ----------       -------------
Net decrease ............................           (10,919)      $     (91,117)
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 1998                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold .............................           810,906       $   8,356,107
Shares issued to shareholders
in reinvestment of dividends ............            95,226             981,498
                                                 ----------       -------------
Total issued ............................           906,132           9,337,605
Automatic conversion
of shares ...............................              (727)             (7,562)
Shares redeemed .........................        (1,213,594)        (12,500,841)
                                                 ----------       -------------
Net decrease ............................          (308,189)      $  (3,170,798)
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Year                                           Dollar
Ended July 31, 1997                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold .............................         1,103,009       $  11,073,322
Shares issued to shareholders
in reinvestment of dividends ............           109,610           1,101,486
                                                 ----------       -------------
Total issued ............................         1,212,619          12,174,808
Automatic conversion of
shares ..................................            (4,964)            (50,214)
Shares redeemed .........................        (1,737,143)        (17,450,691)
                                                 ----------       -------------
Net decrease ............................          (529,488)      $  (5,326,097)
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 1998                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold .............................           165,102       $   1,701,603
Shares issued to shareholders
in reinvestment of dividends ............             5,574              57,489
                                                 ----------       -------------
Total issued ............................           170,676           1,759,092
Shares redeemed .........................           (26,858)           (276,788)
                                                 ----------       -------------
Net increase ............................           143,818       $   1,482,304
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Year                                           Dollar
Ended July 31, 1997                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold .............................            32,794       $     328,330
Shares issued to shareholders
in reinvestment of dividends ............             5,628              56,537
                                                 ----------       -------------
Total issued ............................            38,422             384,867
Shares redeemed .........................           (99,477)           (999,434)
                                                 ----------       -------------
Net decrease ............................           (61,055)      $    (614,567)
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 1998                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold .............................            68,559       $     708,322
Automatic conversion
of shares ...............................               727               7,562
Shares issued to shareholders
in reinvestment of dividends ............            10,438             107,539
                                                 ----------       -------------
Total issued ............................            79,724             823,423
Shares redeemed .........................           (49,201)           (506,219)
                                                 ----------       -------------
Net increase ............................            30,523       $     317,204
                                                 ==========       =============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Year                                           Dollar
Ended July 31, 1997                                Shares             Amount
-------------------------------------------------------------------------------
Shares sold .............................           186,467       $   1,876,970
Automatic conversion of
shares ..................................             4,964              50,214
Shares issued to shareholders
in reinvestment of dividends ............             8,107              81,472
                                                 ----------       -------------
Total issued ............................           199,538           2,008,656
Shares redeemed .........................           (47,123)           (473,188)
                                                 ----------       -------------
Net increase ............................           152,415       $   1,535,468
                                                 ==========       =============
-------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At July 31, 1998, the Fund had a capital loss carryforward of approximately $2,427,000, of which $936,000 expires in 2003, $1,034,000 expires in 2004 and
$457,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains.


16
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Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, Merrill Lynch Michigan Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Michigan Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust as of July 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Michigan Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust as of July 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
September 9, 1998

IMPORTANT TAX INFORMATION (unaudited)

All of the net investment income distributions paid monthly by Merrill Lynch Michigan Municipal Bond Fund during its taxable year ended July 31, 1998 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.


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Merrill Lynch Michigan Municipal Bond Fund                         July 31, 1998

OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Vincent R. Giordano, Senior Vice President
Donald C. Burke, Vice President
Kenneth A. Jacob, Vice President
Fred K. Stuebe, Vice President
Gerald M. Richard, Treasurer
Robert E. Putney, III, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


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This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Michigan
Municipal Bond Fund
Merrill Lynch Multi-State
Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011                                                          #16561--7/98

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